Financial Investments	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Financial Investments

The notes included in this section focus on assets and liabilities the Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Group’s approach to managing market risk can be found on pages 117 to 121.

16 Financial investments

Accounting for financial investments

Available for sale financial assets are held at fair value with gains and losses being included in other comprehensive income. The Group uses this classification for assets that are not derivatives and are not held for trading purposes or otherwise designated at fair value through profit or loss, or at amortised cost. Dividends and interest (calculated using the effective interest method) are recognised in the income statement in net interest income (Note 3) or, net investment income (Note 6). On disposal, the cumulative gain or loss recognised in other comprehensive income is also included in net investment income.

Held to maturity assets are held at amortised cost. The Group uses this classification when there is an intent and ability to hold the asset to maturity. Interest on the investments are recognised in the income statement within net interest income (Note 3).

	2017	2016
	£m	£m
Available for sale debt securities and other eligible bills	52,020	57,703
Available for sale equity securities	1,787	438
Held to maturity debt securities	5,109	5,176
Financial investments	58,916	63,317

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Financial Investments
h Financial Investments

	2017	2016
	£m	£m
Available for sale debt securities and other eligible bills	52,020	57,704
Available for sale equity securities	1,834	485
Held to maturity debt securities	5,109	5,176
Financial Investments	58,963	63,365